9. Valuation and Qualifying Accounts (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Valuation and Qualifying Accounts [Abstract]
Beginning balance	$ 52	$ 64
Additions / (Adjustments)	132	(12)
Balance	$ 184	$ 52